Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Schedule of Cash and Cash Equivalents [Abstract]
Bank balances		R$ 1,572,796	R$ 2,287,556
Voluntary deposits at Central Bank	[1]	2,897,307	1,575,839
Reverse repurchase agreements	[2]	1,007,916
Cash and Cash Equivalents		R$ 5,478,020	R$ 3,863,395	R$ 5,002,473	R$ 7,471,673

[1]	Voluntary deposits at the central bank are deposits made mainly by the subsidiary PicPay Bank at the Brazilian Central Bank and are considered as cash and cash equivalents.
[2]	Investments with historically high liquidity and composed mainly of Government Bonds with an average return of fixed interest rate. As of December 31, 2025 the amount was totally settled.